Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10 - SHAREHOLDERS’ EQUITY

A.	The rights of Ordinary Shares are as follows:

The Ordinary Shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in a distribution of the surplus of assets upon liquidation of the Company.

B.	Issuance of shares, warrants and options

1.	Private placements

(a)	On March 1, 2016, the Company raised USD 4,482 (gross) through a private placement of its Ordinary Shares. The Company issued a total of 9,994,267 Ordinary Shares, (NIS 1.75 per share, approximately $0.45 per share) and a total of 21,531,390 warrants (“Warrants A” and “Warrants B”) to purchase one Ordinary Share for every share purchased in the private placement: 9,994,267 Warrants A at an exercise price of NIS 3 per share, which are exercisable until the 18 month anniversary of the date of issuance and 11,537,123 Warrants B at an exercise price of NIS 4 per share which are exercisable until the 36 month anniversary of the date of issuance. After deducting closing costs and fees, the Company received proceeds of approximately USD 4,100, net of issuance expenses.

In accordance with ASC 815, as the exercise price of Warrants A and Warrants B is denominated in a currency other than the Company’s functional currency, the warrants were recorded in liabilities at their fair value as of the date of issuance, in the amount of USD 1,581. Issuance expenses attributable to the warrants were recorded in the statements of operations. The remainder of the proceeds, allocated to the Ordinary Shares issued, in the amount of USD 2,661, net of issuance expenses attributable to the Ordinary Shares, was recorded in equity.

(b)	On May 17, 2016, the Company raised USD 943 (gross) through a private placement of its Ordinary Shares. The Company issued a total of 2,028,568 Ordinary Shares, (NIS 1.75 per share, approximately $0.46 per share) and a total of 4,057,136 Warrants A and Warrants B to purchase one Ordinary Share for every share purchased in the private placement: 2,028,568 Warrants A at an exercise price of NIS 3 per share which are exercisable until the 18 month anniversary of the date of issuance and 2,028,568 Warrants B at an exercise price of NIS 4 per share which are exercisable until the 36 month anniversary of the date of issuance. After deducting closing costs and fees, the Company received proceeds of approximately USD 858, net of issuance expenses.

In accordance with ASC 815, as the exercise price of Warrants A and Warrants B is denominated in a currency other than the Company’s functional currency, the warrants were recorded in liabilities at their fair value as of the date of issuance, in the amount of USD 258. Issuance expenses attributable to the warrants were recorded in the statements of operations. The remainder of the proceeds, allocated to the Ordinary Shares issued, in the amount of USD 623, net of issuance expenses attributable to the ordinary shares, was recorded in equity.

(c)	On October 26, 2016, the Company raised USD 1,410 (gross) through a private placement of its Ordinary Shares. The Company issued a total of 3,027,197 Ordinary Shares, (NIS 1.75 per share, approximately $0.46 per share) and a total of 3,178,557 warrants E (“Warrants E”) to purchase one Ordinary Share for every share purchased in the private placement at an exercise price of NIS 3 per share which are exercisable until the 36 month anniversary of the date of issuance. After deducting closing costs and fees, the Company received net proceeds of approximately USD 1,287.

In accordance with ASC 815, as the exercise price of Warrant E is denominated in a currency other than the Company’s functional currency, the advances related to the warrants, in the amount of USD 139, were recorded in liabilities at their fair value and the receipts on account of shares and corresponding receivables on account of shares, at the net amount of USD 1,160, were recorded in equity.

(d)	On March 29 and April 23, 2017, the Company raised USD 11,645 (gross) through three private placements of its Ordinary Shares. The Company issued as follows:

(1)	A total of 12,363,413 Ordinary Shares, (NIS 1.90 per share, approximately $0.52 per share) and a total of 12,784,331 Warrants F (“Warrant F”) to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.80 per share which are exercisable until the 24 month anniversary of the date of issuance.
(2)	A total of 6,580,945 Ordinary Shares, (NIS 2.10 per share, approximately $0.58 per share) and a total of 6,736,183 Warrants F to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.80 per share which are exercisable until the 24 month anniversary of the date of issuance.
(3)	A total of 2,083,332 Ordinary Shares, (NIS 2.40 per share, approximately $0.66 per share) and a total of 1,051,665 Warrants G (“Warrant G”) to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.95 per share which are exercisable until the 18 month anniversary of the date of issuance.

After deducting closing costs and fees, the Company received net proceeds of approximately USD 10,745.

As of December 31, 2017, the outstanding balance of Warrants F and G is 19,220,514 and 1,001,665, respectively.

2.

Shares and warrants to service providers:

The Company accounts for Ordinary Shares and warrants issued to non-employees using the guidance of ASC 505-50, “Equity-Based Payments to Non-Employees”, whereby the fair value of such ordinary shares and warrant grants is determined at the earlier of the date at which the non-employee’s performance is completed or a performance commitment is reached.

(a)	Shares granted to service provider:

On November 12, 2017, the Company issued 50,000 Ordinary Shares to a service provider. The Company recorded in its 2017 statement of operations an expense of USD 53 in respect of such grant, included in general and administrative expenses.

(b)	Warrants granted to service providers:
The fair value for the warrants granted to service providers was estimated on the measurement date determined using a Black-Scholes option pricing model, with the following weighted-average assumptions weighted average volatility of 72.67%, risk free interest rates of 0.3%, dividend yields of 0% and a weighted average life of the options of 1.5 - 3.

(1)	On January 5, 2016, the Company granted to an intermediator in its reverse recapitalization transaction 2,392,275 options to purchase 2,392,275 of its Ordinary Shares, which were immediately exercised. As such share-based award was granted in connection with an equity transaction, the relating compensation costs were recorded in equity with no impact on the statement of operations.

(2)	On March 1, 2016, the Company granted to a management consulting service provider 1,000,000 options to purchase 1,000,000 Ordinary Shares at an exercise price of NIS 3 (approximately $0.77 at the grant date). These options vest in 8 quarterly tranches over a period of 2 years (consistent with the contractual term of the service) and expire 3 years from the vesting date in relation to each tranche. The Company recorded in its 2017 and 2016 statement of operations an expense of USD 227 and USD 46, respectively in respect of such grant, included in general and administrative expenses.

(3)	On March 1, 2016, the Company granted to an intermediator in its March 1, 2016 private placement 462,042 Warrants A to purchase 462,042 Ordinary Shares at an exercise price of NIS 3 (approximately $0.77 at the grant date). These options expire 18 months after their grant date and are fully vested as of their grant date. The Company recorded in its 2016 statement of operations an expense of USD 11, included in general and administrative expenses, in respect of the portion of such grant allocated to the instruments issued in the March 1, 2016 private placement that were recorded in liabilities. In respect of the portion of such grant allocated to the instruments issued in the March 1, 2016 private placement that were recorded in equity, the relating compensation costs were recorded in equity with no impact on the statement of operations. As of December 31, 2017, all warrants were exercised.

(4)	On May 17, 2016, the Company granted to an intermediator in its May 2016 private placement 101,428 Warrants A to purchase 101,428 Ordinary Shares at an exercise price of NIS 3 (approximately $0.8 at the grant date). These options expire 18 months after their grant date and are fully vested as of their grant date. The Company recorded in its 2016 statement of operations an expense of USD 2, included in general and administrative expenses, in respect of the portion of such grant allocated to the instruments issued in the May 2016 private placement that were recorded in liabilities. In respect of the portion of such grant allocated to the instruments issued in May 2016 private placement that were recorded in equity, the relating compensation costs were recorded in equity with no impact on the statement of operations. As of December 31, 2017, all warrants were exercised.

(5)	On September 30, 2016, the Company granted to an intermediator in its October 2016 private placement 151,360 Warrants E to purchase 151,360 Ordinary Shares at an exercise price of NIS 3 (approximately $0.8 at the grant date). These options expire 36 months after their grant date and are fully vested as of their grant date. The Company recorded in its statement of operations an expense of USD 1, included in general and administrative expenses, in respect of the portion of such grant allocated to the instruments issued in the October 2016 private placement that were recorded in liabilities. In respect of the portion of such grant allocated to the instruments issued in the March 1 private placement that were recorded in equity, the relating compensation costs were recorded in equity with no impact on the statement of operations. As of December 31, 2017, 117,646 warrants were exercised.

(6)	On March 29 and April 23, 2017, the Company granted to an intermediator in its March and April 2017 private placements 576,156 Warrants F to purchase 576,156 Ordinary Shares at an exercise price of USD 0.8. These options expire 24 months after their grant date and are fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placements, the relating compensation costs were recorded in equity with no impact on the statement of operations. As of December 31, 2017, 30,855 warrants were exercised.

(7)	On April 23, 2017, the Company granted to an intermediator in its April 2017 private placement 10,000 Warrants G to purchase 10,000 Ordinary Shares at an exercise price of USD 0.95. These options expire 18 months after their grant date and are fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placement, the relating compensation costs were recorded in equity with no impact on the statement of operations.

(8)	On February 1, 2017, the Company granted to two service providers 380,000 options to purchase 380,000 Ordinary Shares at an exercise price of NIS 1.95 (approximately $0.52 per share at the grant date). The options vest over the next 11 quarters until fully vested on September 30, 2019. The Company recorded in its 2017 statement of operations an expense of USD 88 in respect of such grant, included in general and administrative expenses.

(9)	On April 19, 2017, the Company granted to several service providers options to purchase a total of 220,000 Ordinary Shares at an exercise price of NIS 1.95 (approximately $0.45 per share at the grant date). The options vest over 2017 through 2019. The Company recorded in its 2017 statement of operations an expense of USD 71 in respect of such grant, included in general and administrative expenses.

(10)	On August 27, 2017, the Company granted to Magna’s employees options to purchase a total of 970,000 Ordinary Shares at an exercise price of NIS 3.57 (approximately $0.99 per share at the grant date). The options vest over 12 quarters until fully vested on December 31, 2019. The Company recorded in its 2017 statement of operations an expense of USD 112 in respect of such grant, included in research and development expenses.

(11)	On August 2017, the Company granted to several service providers options to purchase a total of 550,000 Ordinary Shares at an exercise price of NIS 6.96 (approximately $1.97 per share at the grant date). The options vest over 2017 through 2020. The Company recorded in its 2017 statement of operations an expense of USD 14 in respect of such grant, included in marketing and sales and in general and administrative expenses.

(12)	On November 30, 2017, the Company granted to several service providers options to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 5.15 (approximately $1.47 per share at the grant date). The options vest over 2018 through 2020. The Company recorded in its 2017 statement of operations an expense of USD 3 in respect of such grant, included in general and administrative expenses.

3.	Shares and options to employees

The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:

	As of December 31,
	2017	2016

Exercise price	$0.53-$1.7	$0.08
Expected volatility	38%-88%	70%
Risk-free interest	0.17%-0.43%	0.43%
Expected life of up to (years)	2.32-3.33	2.5

The following table summarizes the option activity for the year ended December 31, 2017 for options granted to employees, officers and directors:

	Number of Options	Weighted average exercise price	Weighted Average remaining contractual term (in years)
Outstanding at January 1, 2017 (a)	1,794,205	$0.08
Granted (b)	9,075,000	$0.84
Exercised	(227,251)	$0.54
Forfeited	(100,000)	$0.54
Outstanding at December 31, 2017	10,541,954	$0.69	2.3
Exercisable at December 31, 2017	3,870,613	$0.50	2.0

As of December 31, 2017, there was USD 3,650 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. This cost is expected to be recognized over a weighted-average period of 2.08 years.

(a)	On April 17, 2016, the Company granted to its Chief Financial Officer options to purchase an aggregate of 1,794,205 Ordinary Shares at an exercise price of $0.08 per share. The options vest over 10 quarters until fully vested on June 30, 2018. The Company recorded in its 2017 and 2016 statement of operations expenses of USD 346 each year in respect of such grant, included in general and administrative expenses.

(b)	Options Granted during 2017

On January 26, 2017, the Company granted to three members of its Board of directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 1.95 (approximately $0.52 per share at the grant date). The options vest over 12 quarters until fully vested on September 30, 2019. The company recorded in its statement of operations an expense of USD 56 in respect of such grant, included in general and administrative expenses.

On May 4, 2017, the Company granted to its Chief Executive Officer options to purchase an aggregate of 2,000,000 Ordinary Shares at an exercise price NIS 2.31 (approximately $0.64 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The company recorded in its statement of operations an expense of USD 459 in respect of such grant, included in general and administrative expenses.

On May 4, 2017, the Company granted to three of its senior officers options to purchase an aggregate of 700,000 Ordinary Shares, each, at an exercise price NIS 1.95 (approximately $0.52 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The company recorded in its statement of operations an expense of USD 177 and USD 438, in respect of such grant, included in Research and Development expenses and Marketing and Sales, respectively.

On August 27, 2017, the Company granted to four members of its board of directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 6.13 (approximately $1.7 per share at the grant date). The options vest over 12 quarters until fully vested on September 30, 2019 for two of the directors and on July 16, 2020 for the other. The company recorded in its statement of operations an expense of USD 107 in respect of such grant, included in general and administrative expenses.

On November 30, 2017, the Company granted to its Chief Operating Officer options to purchase an aggregate of 700,000 Ordinary Shares at an exercise price NIS 3.78 (approximately $1.08 per share at the date grant). The options vest over 12 quarters until fully vested on September 30, 2020. The company recorded in its statement of operations an expense of USD 24 in respect of such grant, included in in Research and Development expenses.

During 2017, the Company granted to its employee’s options to purchase an aggregate of 2,175,000 Ordinary Shares at an average exercise price of $0.96 per share. The options vest over 12 quarters until fully vested. The Company recorded in its statement of operations an expense of USD 279 in respect of such grants.

4.	Share Based Compensation Expense:

The total share-based compensation expense, related to shares, options and warrants granted to employees and service providers was comprised, at each period, as follows:

	Year ended December 31,
	2017	2016	2015

	USD in thousands

Research and Development	491	--	--
Marketing and Sales	443	--	--
General and administrative	1,521	405	--
Total share-based compensation expense	2,455	405	--